Accounts Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts payable	$ 14,713,008	$ 14,971,444
Procurement of Materials [Member]
Accounts payable	14,248,095	13,531,408
Infrastructure& Equipment [Member]
Accounts payable	381,843	1,335,054
Freight fee [Member]
Accounts payable	$ 83,070	$ 104,982